Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2006-A-F

Class A-1 5.5048% Asset Backed Notes

Class A-2 5.61% Asset Backed Notes

Class A-3 5.56% Asset Backed Notes

Class A-4 5.64% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-A-F, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS Funding Trust, as Seller, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of July 12, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	12/01/2006
Monthly Period Ending:	12/31/2006
Prev. Distribution/Close Date:	12/06/2006
Distribution Date:	01/08/2007
Days of Interest for Period:	33
Days in Collection Period:	31
Seasoning/Months Since Closing:	6 / 6

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	58,507	07/13/2006	07/20/2006	$1,000,001,617
Sub. Purchase #1	26,397	08/22/2006	08/30/2006	$459,458,630

Total	84,904			$1,459,460,247

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,327,414,339

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly Principal Amounts
	{3}	Collections on Receivables outstanding at end of period	{3}	31,456,591

	{4}	Collections on Receivables paid off during period	{4}	15,821,234

	{5}	Receivables becoming Liquidated Receivables during period	{5}	13,063,106

	{6}	Receivables becoming Purchased Receivables during period	{6}	5,709

	{7}	Other Receivables adjustments	{7}	(40)

	{8}	Less amounts allocable to Interest	{8}	(18,098,727)

	{9}	Total Monthly Principal Amounts		{9}	42,247,873

{10}	End of period Aggregate Principal Balance			{10}	$1,285,166,466

{11}	Pool Factor ( {10} / Original Pool Balance)			{11}	88.0576548%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3	Class A-4	TOTAL
{12}	Original Note Balance	{12}	$204,000,000	$394,000,000	$412,000,000	$340,000,000	$1,350,000,000

{13}	Beginning of period Note Balance	{13}	$37,174,592	$394,000,000	$412,000,000	$340,000,000	$1,183,174,592

{14}	Noteholders’ Principal Distributable Amount	{14}	37,174,592	5,073,281	0	0	42,247,873
{15}	Noteholders’ Accelerated Principal Amount	{15}	0	0	0	0	0
{16}	Accelerated Payment Amount Shortfall	{16}	0	2,054,185	0	0	2,054,185
{17}	Deficiency Claim Amount	{17}	0	0	0	0	0

{18}	End of period Note Balance	{18}	$0	$386,872,534	$412,000,000	$340,000,000	$1,138,872,534

{19}	Note Pool Factors ( {18} / {12} )	{19}	0.0000000%	98.1909985%	100.0000000%	100.0000000%	84.3609284%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:

{20}	Beginning of period Pre-Funding Account balance								{20}		$0

{21}	Purchase of Subsequent Receivables								{21}	0

{22}	Investment Earnings								{22}	0

{23}	Investment Earnings Transfer to Collections Account								{23}	0

{24}	Payment of Mandatory Prepayment Amount								{24}	0

{25}	Total Month Activity								{25}		0

{26}	End of period Pre-Funding Account balance								{26}		$0

IV	OVERCOLLATERALIZATION AMOUNT CALCULATION

{27}	Current Distribution Date Before March 2007?									Yes

{28}	If {27} is Yes, then Overcollateralization Amount 12.5%										12.50%

{29}	If {27} is No, then refer to the following table

				OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
				N/A

{30}	Overcollateralization Amount per Table if applicable										NA

{31}	Overcollateralization Amount										12.50%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT

{32}	Total Monthly Principal Amounts								{32}		$42,247,873

{33}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})								{33}	1,124,520,658
{34}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}								{34}	1,140,926,719

{35}	Step-down Amount (Max of 0 or ({33} - {34}))								{35}		0

{36}	Principal Distributable Amount ({32} - {35})								{36}		$42,247,873

VI.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:

{37}	Beginning of period Capitalized Interest Account balance								{37}		$0

{38}	Monthly Capitalized Interest Amount								{38}	0

{39}	Investment Earnings								{39}	0

{40}	Investment Earnings Transfer to Collections Account								{40}	0

{41}	Payment of Overfunded Capitalized Interest Amount								{41}	0

{42}	Payment of Remaining Capitalized Interest Account								{42}	0

{43}	Total Monthly Activity								{43}		0

{44}	End of period Capitalized Interest Account balance								{44}		$0

VII.	RECONCILIATION OF COLLECTION ACCOUNT:

	Available Funds:
	{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{45}	$47,179,054

	{46}	Liquidation Proceeds collected during period							{46}	4,965,263

	{47}	Purchase Amounts deposited in Collection							{47}	5,709

	{48}	Investment Earnings - Collection Account							{48}	144,950

	{49}	Investment Earnings - Transfer From Prefunding Account							{49}	0

	{50}	Investment Earnings - Transfer From Capitalized Interest Account							{50}	0

	{51}	Collection of Supplemental Servicing - Extension Fees							{51}	98,981

	{52}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced							{52}	293,476

	{53}	Collection of Supplemental Servicing - Late Fees							{53}	127,753

	{54}	Monthly Capitalized Interest Amount							{54}	0

	{55}	Mandatory Note Prepayment Amount							{55}	0

	{56}	Total Available Funds							{56}		52,815,186

	Distributions:
	{57}	Base Servicing Fee - to Servicer							{57}	2,488,902

	{58}	Repo and Recovery Fees - reimbursed to Servicer							{58}	293,476

	{59}	Bank Service Charges - reimbursed to Servicer							{59}	4,370

	{60}	Late Fees - to Servicer							{60}	127,753

	{61}	Backup Servicing Fees							{61}	1,000

		Noteholders’ Interest Distributable Amount

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{62}	Class A - 1	$37,174,592	0	5.50480%	33	Actual days/360	$187,585	{62}	187,585

	{63}	Class A - 2	394,000,000	0	5.61000%	30	30/360	1,841,950	{63}	1,841,950

	{64}	Class A - 3	412,000,000	0	5.56000%	30	30/360	1,908,933	{64}	1,908,933

	{65}	Class A - 4	340,000,000	0	5.64000%	30	30/360	1,598,000	{65}	1,598,000

		Noteholders’ Principal Distributable Amount

		Class	Principal Distributable	Principal Carryover	Excess Principal Due		Mandatory Note Prepayment	Total Principal
	{66}	Class A - 1	$37,174,592	0		0	0	$37,174,592	{66}	37,174,592

	{67}	Class A - 2	5,073,281	0		0	0	5,073,281	{67}	5,073,281

	{68}	Class A - 3	0	0		0	0	0	{68}	0

	{69}	Class A - 4	0	0		0	0	0	{69}	0

	{70}	Security Insurer Premiums - to FSA							{70}	189,812

	{71}	Total distributions							{71}		50,889,654

{72}	Excess Available Funds (or Deficiency Claim Amount )								{72}		1,925,532

{73}	Any Remaining Amounts owed to FSA under the Insurance Agreement								{73}		0

{74}	Deposit to Spread Account to Increase to Required Level								{74}		0

{75}	Noteholders’ Accelerated Principal Amount								{75}		0

{76}	Deposit to Spread Account								{76}		$1,925,532

VIlI.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT
{77}	Excess Available Funds After Amount to Increase Spread to Required Level ({75})				{77}	$1,925,532

{78}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}				{78}	1,140,926,719

{79}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{79}	1,124,520,658

{80}	Excess of Pro Forma Balance over Required Balance ({78} - {79})				{80}	16,406,061

{81}	End of Period Class A-1 Note Balance				{81}	0

{82}	Lesser of {80} or {81}				{82}	0

{83}	Accelerated Principal Amount (lesser of {77} or {82})				{83}		$0

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL

{84}	Pro-forma Note Balance ({13} - {9})				{84}	$1,140,926,719

{85}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{85}	1,124,520,658

{86}	Excess of Pro Forma Balance over Required Balance ({84} - {85})				{86}	16,406,061

{87}	End of Period Class A-1 Note Balance				{87}	0

{88}	Greater of {86} or {87}				{88}	16,406,061

{89}	Excess Available Funds After Amount to Increase Spread to Required Level				{89}	n/a

{90}	Accelerated Payment Amount Shortfall ({88} - {89})				{90}		$16,406,061

X.	RECONCILIATION OF SPREAD ACCOUNT:		Initial	Sub #1			Total
{91}	Initial or Subsequent Spread Account Deposits		$20,000,032	$9,189,173			$29,189,205

{92}	Beginning of period Spread Account balance				{92}		$29,189,205

	Additions to Spread Account
	{93}	Deposits from Collections Account ({76})			{93}	1,925,532

	{94}	Investment Earnings			{94}	128,653

	{95}	Deposits Related to Subsequent Receivables Purchases			{95}	0

	{96}	Deposit From Other FSA Series Spread Accounts			{96}	0

	{97}	Total Additions			{97}		2,054,185

{98}	Spread Account balance available for withdrawals				{98}		31,243,390

	Requisite Amount of Spread Account
		Specified Series Spread Account Shortfall
		After Target Satisfaction Date, the excess of Target OC over OC%	0

		Floor Amount (Calculation Below) =	29,189,205

	{99}	(Max of (1.)$100,000 or (2.) Lesser of Note Balance and 2% Original Pool Balance)			{99}	0

	{100}	Floor Amount + Spread Account Shortfall		29,189,205	{100}	29,189,205

	{101}	If Trigger Event exists then 8.5% of the Aggregate Principal Bal + Spread Acct Shortfall		0	{101}	0

	{102}	If an Insurance Agreement Event of Default exists then an unlimited amount (as specified by FSA)			{102}	0

	{103}	Requisite Amount of Spread Account			{103}		29,189,205

	Withdrawals from Spread Account
	{104}	Priority First - Deficiency Claim Amount			{104}	0

	{105}	Priority Second - Accelerated Payment Amount Shortfall	16,406,061		{105}	2,054,185

	{106}	Priority Third - Indemnity payments pro-rata owed by the Servicer to the Trustee, Lockbox Bank, Owner Trustee, Custodian, Backup Servicer Administrator, Collateral Agent, Trust Collateral Agent or other service provider.			{106}	0

	{107}	Priority Fourth - Expenses associated with maintaining Security Interest in vehicles			{107}	0

	{108}	Priority Fifth - to Certificateholder			{108}	0

	{109}	Total withdrawals			{109}		2,054,185

{110}	End of period Spread Account balance				{110}		29,189,205

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE
	{111}	Aggregate Principal Balance			{111}	1,285,166,466

	{112}	End of period Note Balance less Pre-Funding Account Balance {26}			{112}	1,138,872,534

	{113}	Line {111} less line {112}			{113}	146,293,932

	{114}	OC level {113} / {111}			{114}	11.38%

	{115}	Ending Spread Bal as a percentage of Aggregate Principal Bal ({110}/{111})			{115}	2.27%

	{116}	OC Percentage ({114} + {115})			{116}		13.65%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	January 3, 2007

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